Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Dates
30-Jun-2023
Actual/360 Days
32
30/360 Days
30
17-Jul-2023
15-Jul-2023
Collection Period No.
22
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2023
13-Jul-2023
14-Jul-2023
17-Jul-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
0.00
0.00
481,049,133.29
130,000,000.00
Principal
Payment
0.00
0.00
31,965,459.28
0.00
Ending
Balance
0.00
0.00
449,083,674.01
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
57.081177
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.801935
1.000000
61
1,049,133.29
579,083,674.01
31,965,459.28
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
651,626,107.34
12,225,815.10
663,851,922.44
40,576,974.05
619,660,648.06
11,550,486.67
631,21
1,134.73
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
184,402.17
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.329290
0.608333
Interest & Principal
Payment
0.00
0.00
32,149,861.45
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
57.410467
0.608333
$32,228,944.78
T
otal
$263,485.50

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
34,294,1
17.88
0.00
34,294,1
17.88
31,499,691.98
2,072,713.61
381,698.07
173,993.68
43,482.50
0.00
122,538.04
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
553,209.94
0.00
0.00
263,485.50
0.00
0.00
31,965,459.28
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
34,294,1
17.88
1,511,963.16
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
553,209.94
0.00
0.00
0.00
553,209.94
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
263,485.50
0.00
0.00
184,402.17
79,083.33
0.00
0.00
0.00
0.00
0.00
263,485.50
0.00
0.00
184,402.17
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
263,485.50
263,485.50
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
31,965,459.28
0.00
0.00
0.00
31,965,459.28
Aggregate Principal Distributabl
e
Amount
31,965,459.28
31,965,459.28
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,686.52
108,851.52
122,538.04
4,057,697.40
0.00
13,686.52
13,686.52
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Pool Statistics
Pool Data
3.69%
35.77
32.39
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
663,851,922.44
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
631,211,134.73
28,526
29,432
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
21,095,795.27
10,403,896.71
43,414.93
1,097,680.80
Pool Factor
38.07%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
28,526
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.05%
0.68%
0.20%
0.06%
100.00%
625,233,355.90
4,295,630.37
1,271,977.35
410,171.11
631,211,134.73
28,354
124
36
12
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.266%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,861.11
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.486%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
6,487,000.82
549,303.10
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
30
468
Losses
(1)
Amount
1,097,680.80
381,116.28
167,261.42
Number of Receivables
Number of Receivables
Amount
16,219,484.72
5,873,045.54
3,859,438.36
Current
Cumulative
0.391%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
1.018%
0.442%
(0.071%)
0.556%